Document and Entity Information	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	false
Entity Registrant Name	Pulmatrix, Inc.
Entity Central Index Key	0001574235
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false